Financial risk factors - Capital structure and interest rate risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Financial risk factors
Weighted average interest rate	4.00%	5.00%	4.90%
Capital risk
Financial risk factors
Ratio of net debt to Adjusted EBITDA	4.50	5.00	5.20
Fixed interest rate | Interest rate risk
Financial risk factors
Percentage of fixed rate borrowings	88.10%	90.10%
Weighted average interest rate	4.60%	5.40%	5.50%
Variable interest rate | Interest rate risk
Financial risk factors
Percentage increase in currency exchange rate	1.00%
Increase in interest payable	$ 11	$ 9